Investments	12 Months Ended
Dec. 31, 2023
Investments [Abstract]
Investments
5. Investments
The Company did not have investments as of December 31, 2023.
Short-term investments as of December 31, 2022 were comprised as follows (in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$14,935	$—	$—	$14,935
Government securities	3,985	—	(5)	3,980

Total	$18,920	$—	$(5)	$18,915

As of December 31, 2022, the aggregate fair value of securities that were in an unrealized loss position for less than twelve months was $4.0 million. As of December 31, 2022, the Company held no securities that were in an unrealized loss position for more than twelve months. As of December 31, 2022, the Company did not intend to sell, and would not be more likely than not required to sell, the securities in an unrealized loss position before recovery of their amortized cost bases. Furthermore, the Company determined that there was no material change in the credit risk of these securities. As a result, the Company determined it did not hold any securities with any other-than-temporary impairment as of December 31, 2022.